Previous Chapter 11 Proceedings - Additional Information (Details) - USD ($)	Jul. 02, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 26, 2018	Sep. 12, 2017
Fresh-Start Adjustment [Line Items]
Amount of new cash commitments in the form of new notes and equity	$ 1,000,000,000.0				$ 1,100,000,000	$ 1,100,000,000
Common shares, issued (in shares)	100,000,000	100,384,435	100,234,973	100,000,000
Common stock, value issued		$ 10,000,000	$ 10,000,000	$ 10,000,000
Fully diluted, reserved for Employee Incentive Plan	10.00%
Senior secured notes | Secured Debt
Fresh-Start Adjustment [Line Items]
Debt, face amount	$ 880,000,000
Commitment Parties [Member]
Fresh-Start Adjustment [Line Items]
Common shares, issued (in shares)	23,750,000
Common stock, value issued	$ 200,000,000
Commitment Parties and Notes Right Offering Subscribers [Member]
Fresh-Start Adjustment [Line Items]
Common shares, issued (in shares)	54,625,000
Holders of General Unsecured Claims [Member]
Fresh-Start Adjustment [Line Items]
Common shares, issued (in shares)	14,250,000
Old Seadrill Limited and Seadrill Limited 510(b) [Member]
Fresh-Start Adjustment [Line Items]
Common shares, issued (in shares)	1,900,000
Other Commitment Parties [Member]
Fresh-Start Adjustment [Line Items]
Common shares, issued (in shares)	475,000
Hemen [Member]
Fresh-Start Adjustment [Line Items]
Common shares, issued (in shares)	5,000,000
Financial guarantee | Unsecured bonds
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees	$ 2,400,000,000
Financial guarantee | Newbuild obligation
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees	1,000,000,000.0
Financial guarantee | Unsecured interest rate and currency swaps
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees	$ 250,000,000